BALANCE SHEETS - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Prepaid expenses	$ 476	$ 272	$ 266
Total Assets	476	272	266
LIABILITIES & STOCKHOLDERS’ DEFICIT
Accrued Liabilities	3,000
Related party loans	12,554	4,020	2,946
Current liabilities	15,554	4,020	2,946
Total liabilities	15,554	4,020	2,946
Stockholders’ Deficit
Series A Preferred Stock, par value $0.001, 500,000 shares authorized issued and outstanding as of December 31, 2024 and December 31, 2023, respectively	5,000	5,000	5,000
Common stock, par value $0.001, 700,000,000 shares authorized, 3,871,465 issued and outstanding of shares as of December 31, 2024 and December 31, 2023	3,871	3,871	3,871
Additional paid in capital	1,493,016	1,493,016	1,493,016
Accumulated deficit	(1,516,965)	(1,505,634)	(1,504,567)
Total Stockholders’ (Deficit)	(15,078)	(3,747)	(2,680)
Total Liabilities and Stockholders’ Deficit	$ 476	$ 272	$ 266